Condensed Parent Company Only Financial Statements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 15,876,511	$ 20,916,773
Available-for-sale (at fair value)	178,207,974	150,960,955
Other assets	2,250,315	2,235,063
Total assets	306,547,221	293,258,090
LIABILITIES
Total liabilities	270,844,448	258,731,580
STOCKHOLDERS' EQUITY	35,702,773	34,526,510	31,101,186	30,806,237
Total liabilities and stockholders' equity	306,547,221	293,258,090
Parent Company [Member]
ASSETS
Cash	61,610	113,387
Available-for-sale (at fair value)	214,905	228,654
Investment in subsidiary bank	35,518,824	34,301,866
Other assets	103,411	105,969
Total assets	35,898,750	34,749,876
LIABILITIES
Deferred compensation	193,508	211,664
Accrued expenses	2,469	11,702
Total liabilities	195,977	223,366
STOCKHOLDERS' EQUITY	35,702,773	34,526,510
Total liabilities and stockholders' equity	$ 35,898,750	$ 34,749,876